Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024 [1]
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
After Hedging	$ 307	$ 184
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
After Hedging	$ 75,272	$ 71,986
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	0.00%	0.00%
After Hedging	$ 0	$ 0
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	5.20%	5.10%
After Hedging	$ 42,732	$ 46,192
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	2.70%	2.50%
After Hedging	$ 29,283	$ 22,653
Before hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	3.50%	3.20%
After Hedging	$ 38	$ 41
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	4.50%	4.50%
After Hedging	$ 581	$ 555
Before hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	5.30%	4.90%
After Hedging	$ 47	$ 40
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	3.30%	3.30%
After Hedging	$ 1,262	$ 1,154
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	6.10%	11.20%
After Hedging	$ 307	$ 184
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	11.80%	9.90%
After Hedging	$ 1,328	$ 1,350
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
After Hedging	1,498	1,975
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
After Hedging	$ 74,081	$ 70,195
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	5.50%	5.30%
After Hedging	$ 1,192	$ 1,792
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	5.50%	5.40%
After Hedging	$ 34,692	$ 36,780
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	2.70%	2.50%
After Hedging	$ 30,658	$ 23,530
After hedging [Member] | Chinese Yuan [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	2.70%	2.60%
After Hedging	$ 2,768	$ 2,921
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	4.40%	4.40%
After Hedging	$ 2,683	$ 2,657
After hedging [Member] | South Korean Won [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	2.50%	2.30%
After Hedging	$ 2,207	$ 2,200
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	2.60%	2.60%
After Hedging	$ 37	$ 34
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	9.50%	11.20%
After Hedging	$ 306	$ 184
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Before Hedging	11.70%	10.50%
After Hedging	$ 1,035	$ 2,073

[1]	Amended to conform to the 2025 presentation